Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Schedule of Property, plant and equipment

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2022	19,903	166	10,738	8,243	2,611	41,661
Additions	2,366	67	6,328	1,519	2,894	13,174
Disposals	—	(94)	(12)	(95)	—	(201)
Transfers	130	—	2,466	22	(2,618)	—
Transfer to intangible assets	—	—	—	—	—	—
Indexation impact	488	—	—	—	—	488
Foreign exchange	—	—	—	(6)	—	(6)
December 31, 2022	22,887	139	19,520	9,683	2,887	55,116
Accumulated depreciation:
January 1, 2022	5,438	82	1,669	3,862	—	11,051
Depreciation	3,642	64	2,168	1,617	—	7,491
Disposals	—	(94)	(12)	(68)	—	(174)
Impairment	—	—	52	—	—	52
Transfer	—	—	—	—	—	—
Foreign exchange	—	—	—	(3)	—	(3)
December 31, 2022	9,080	52	3,877	5,408	—	18,417
Carrying amount:
December 31, 2021	14,465	84	9,069	4,381	2,611	30,610
December 31, 2022	13,807	87	15,643	4,275	2,887	36,699

	Rights to
	land and		Technical
	buildings		equipment	Office	Assets
	and leasehold		and	and other	under
In € thousand	improvements	Vehicles	machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2021	15,774	160	6,195	5,590	1,144	28,863
Additions	3,444	6	2,532	2,644	4,200	12,826
Disposals	—	—	—	(1)	—	(1)
Transfers	711	—	2,009	2	(2,722)	—
Transfer to intangible assets	—	—	—	—	(11)	(11)
Indexation impact	(26)	—	—	—	—	(26)
Foreign exchange	—	—	2	8	—	10
December 31, 2021	19,903	166	10,738	8,243	2,611	41,661
Accumulated depreciation:
January 1, 2021	3,057	40	640	2,411	—	6,148
Depreciation	2,381	42	1,028	1,450	—	4,901
Transfer	—	—	1	(1)	—	—
Foreign exchange	—	—	—	2	—	2
December 31, 2021	5,438	82	1,669	3,862	—	11,051
Carrying amount:
December 31, 2020	12,717	120	5,555	3,179	1,144	22,715
December 31, 2021	14,465	84	9,069	4,381	2,611	30,610

Schedule of Property, plant and equipment is distributed among geographical areas

In € thousand	12/31/2022	12/31/2021
Property, plant and equipment
Germany	26,063	18,933
United Kingdom	97	100
United States	23	38
Switzerland	12	14
Spain	5	—
Right-of-use assets
Germany	10,033	11,525
Spain	466	—
Total	36,699	30,610